ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE	5. ACCOUNTS RECEIVABLE Account receivable consisted of the following:
	As of June 30, 2026	As of December 31, 2025
	(Unaudited)	(Audited)
Accounts receivable	$220,295	$889,533
Total	$220,295	$889,533